Related Party Transactions - Schedule of Partnership Incurred Transactions with Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Balance - beginning of period
Underwriting fees earned by Securities		1,000
Payments by the Partnership/Managed Fund to Securities		(1,000)
Balance - end of period
SQN AIF V GP, LLC [Member]
Balance - beginning of period
Underwriting fees earned by Securities	1,000
Payments by the Partnership/Managed Fund to Securities	(1,000)
Balance - end of period